Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
15. Leases
The Group has entered into various lease agreements. With the exception of short-term leases and leases of low-value
underlying assets, each lease is reflected on the balance sheet as right-of-use
asset and a lease liability. The Group classifies its
right-of-use
assets in a consistent manner to its property and equipment.
Rights-of-use
assets and lease liabilities are presented in the consolidated statements of financial position as follows:

	December 31,
in €‘000	2020	2021
Right-of-use assets – Property and equipment
Land and buildings	25,513	22,905
Other facilities and equipment	100	132
Lease liabilities – Loans and borrowings
Current	7,593	6,013
Non-current	19,985	17,885
Office buildings and vehicles
The Group leases property (office buildings) and a vehicle fleet. The leases are individually negotiated and include a variety of different terms and conditions in different countries but run for a period of one to 18 years, with (in case of office buildings) an option to renew the lease after that date. Generally, the lease contracts have fixed payments. Leases are either non-cancellable
or may be cancelled by incurring a substantive termination fee. For some leases, the Group is restricted from entering into any sub-lease
arrangements. Further, the Group is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.
Office equipment
The Group leases office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value
items. The Group has elected not to recognize
right-of-use
assets and lease liabilities for these leases.
Information about leases for which the Group is a lessee is presented below.
15.1
Right-of-use
assets
Additional information on the significant right of use assets by class of assets and the movements during the period are as follows:

	Office buildings
in €‘000	2020	2021
Balance as of January 1,	27,968	25,513
Depreciation charge for the year	(5,256)	(5,539)
Additions / business combinations	5,523	3,275
Derecognition due to lease termination	(1,356)	(1,301)
Foreign currency effects	(1,366)	957

Balance as of December 31,	25,513	22,905

15.2 Lease liabilities
Set out below are the carrying amounts of lease liabilities and the movements during the period:

in €‘000	2020	2021
Balance as of January 1,	28,845	27,578
Additions to lease liabilities	5,579	2,835
Accretion of interest	765	324
Payments	(3,817)	(7,118)
Additions from business combinations	—	433
Rent concessions	(408)	(59)
Derecognition due to lease termination	(1,711)	(1,400)
Foreign currency effects	(1,675)	1,305

Balance as of December 31,	27,578	23,898

Current	7,593	6,013
Non-current	19,985	17,885
The maturity analysis of lease liabilities is disclosed in note 26.
15.3 Amounts recognized in profit or loss

	Years Ended December 31,
in €‘000	2019	2020	2021
Interest on lease liabilities	671	765	324
Depreciation	4,842	5,342	5,569
Income from sub-leasing right-of-use assets	(7)	(21)	(33)
Expenses relating to short-term leases *)	798	360	547
Expenses relating to low-value assets *)	20	19	8
Rent concessions	—	(408)	(59)

Total amount recognized in profit or loss	6,324	6,057	6,356

*)
The Group has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

15.4 Amounts recognized in the statements of cash flows
Total cash outflow for leases for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years Ended December 31,
in €‘000	2019	2020	2021
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	818	379	555
-Interest paid on lease liabilities	671	765	324
Financing activities – Principal payment on lease liabilities	5,088	3,817	7,118

Total cash outflow for leases	6,577	4,961	7,997

15.5 Extension options
Some leases over office buildings contain extension options exercisable by the Group. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. Most of the extension options held are exercisable only by the Group. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.